Summary of Significant Accounting Policies - Summary of Exchange Rates for the Functional and Operating Currencies (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. dollars [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	61.91	69.47
Average exchange rates	64.74	62.71	58.35
Euro [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	69.34	79.46
Average exchange rates	72.50	73.95	65.90